UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22482

Nuveen Energy MLP Total Return Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	November 30
Date of reporting period:	2/29/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Energy MLP Total Return Fund (JMF)
February 29, 2012

Shares/ Units	Description (1)			Value
	Master Limited Partnerships & MLP Affiliates – 138.3% (98.9% of Total Investments)
	Energy Equipment & Services – 2.3% (1.6% of Total Investments)
427,695	Exterran Partners LP			$ 10,114,987
	Oil, Gas & Consumable Fuels – 136.0% (97.3% of Total Investments)
114,000	Alliance Holding GP LP			5,735,340
145,450	American Midstream Partners LP			3,185,355
295,000	BreitBurn Energy Partners LP			5,560,750
191,200	Buckeye Partners LP			11,433,760
243,747	Buckeye Partners LP, Class B Shares, (2), (3), (4)			13,456,175
712,045	Copano Energy LLC			26,473,833
623,245	DCP Midstream Partners LP			30,352,032
316,375	El Paso Pipeline Partners LP			11,601,471
1,372,540	Enbridge Energy Management LLC, (3)			44,676,177
1,148,150	Energy Transfer Equity LP			49,933,044
782,215	Enterprise Products Partners LP			40,581,314
237,550	EV Energy Partners LP			16,899,307
677,090	Genesis Energy LP			20,928,852
942,455	Inergy LP			16,455,264
447,020	Inergy Midstream LP			9,472,354
654,800	Kinder Morgan Management LLC, (3)			52,495,316
64,880	LRR Energy LP			1,309,927
171,950	Natural Resource Partners LP			4,197,300
372,000	NGL Energy Partners LP			7,945,920
333,300	NuStar GP Holdings LLC			11,595,507
693,815	Oxford Resource Partners LP			6,334,531
649,265	Plains All American Pipeline LP			53,694,213
1,309,505	Regency Energy Partners LP			34,701,883
173,925	Spectra Energy Partners LP			5,737,786
471,550	Targa Resources Partners LP			20,064,453
440,445	TC PipeLines LP			20,454,266
159,335	Teekay Offshore Partners LP			4,682,856
417,000	Teekay Offshore Partners LP			12,255,630
306,170	Teekay LNG Partners LP			12,001,864
162,660	TransMontaigne Partners LP			5,649,182
300,000	Western Gas Partners LP			13,737,000
507,330	Williams Partners LP			31,560,999
	Total Oil, Gas & Consumable Fuels			605,163,661
	Total Master Limited Partnerships & MLP Affiliates (cost $551,178,357)			615,278,648

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 1.5% (1.1% of Total Investments)
$ 6,890	Repurchase Agreement with State Street Bank, dated 2/29/12, repurchase price $6,890,132, collateralized by $6,980,000 U.S. Treasury Notes, 0.750%, due 8/15/13, value $7,032,727	0.010%	3/01/12	$ 6,890,130
	Total Short-Term Investments (cost $6,890,130)			6,890,130
	Total Investments (cost $558,068,487) – 139.8%			622,168,778
	Borrowings – (36.0)% (5), (6)			(160,000,000)
	Other Assets Less Liabilities – (3.8)%			(17,196,811)
	Net Assets – 100%			$444,971,967

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Master Limited Partnerships & MLP Affiliates*	$ 601,822,473	$ 13,456,175	$ –	$ 615,278,648
Short-Term Investments:
Repurchase Agreements	–	6,890,130	–	6,890,130
Total	$ 601,822,473	$ 20,346,305	$ –	$ 622,168,778

* Refer to the Fund’s Portfolio of Investments for industry breakdown of Master Limited Partnerships & MLP Affiliates classified as Level 2.

During the period ended February 29, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

At February 29, 2012, the cost of investments was $558,354,156.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2012, were as follows:

Gross unrealized:
Appreciation				$ 95,013,125
Depreciation				(31,198,503)

Net unrealized appreciation (depreciation) of investments				$ 63,814,622

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	For fair value measurement disclosure purposes, Master Limited Partnership & MLP Affiliates categorized as Level 2.
(3)	Distributions are paid in-kind.
(4)	Security is restricted and may be resold only in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Borrowings Payable as a percentage of Total Investments is 25.7%.
(6)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of February 29, 2012, investments with a value of $342,750,070 have been pledged as collateral for Borrowings.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Energy MLP Total Return Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 27, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 27, 2012